Management’s statement and basis of preparation and presentation of the consolidated financial statements	12 Months Ended
Dec. 31, 2022
Managements Statement And Basis Of Preparation And Presentation Of Consolidated Financial Statements
Management’s statement and basis of preparation and presentation of the consolidated financial statements

2.       Management’s statement and basis of preparation and presentation of the consolidated financial statements

The consolidated financial statements have been prepared in accordance with the International Financial Reporting Standards (IFRS) issued by the International Accounting Standards Board (IASB), and disclose all (and only) the applicable significant information related to the consolidated financial statements, which is consistent with the information used by Management in the performance of its duties.

The significant accounting policies applied in the preparation of these consolidated financial statements are described below and/or presented in its respective notes. Those policies were consistently applied in the years presented.

a.	General criteria for preparation and disclosure

The consolidated financial statements were prepared taking into account the historical cost as the base value as well as financial assets and liabilities (including derivative financial instruments) measured at fair value.

Assets and liabilities are classified according to their degree of liquidity and collectability. They are reported as current when they are likely to be realized or settled over the next 12 months. Otherwise, they are recorded as non-current. The exception to this procedure involves deferred income tax and social contribution balances (assets and liabilities) and provision for lawsuits and administrative proceedings that are fully classified as non-current.

In connection with the preparation of these consolidated financial statements, Company’s Management made analyses and concluded that as there is no evidence of uncertainties about the going concern.

The Company had a profit of R$ 1,670,755 as of December 31, 2022. The Company’s current liabilities exceeded total current assets by R$ 2,229,118, caused by the acquisition of Cozani and payment of obligations related to the 5G license. The Company understands that the aforementioned investments will bring relevant benefits and operational efficiency. On December 31, 2022, the Company’s shareholders’ equity is positive by R$ 25,397,365.

Interests paid are classified as financing cash flow in the statement of cash flows as it represents costs of obtaining financial resources.

b.	Functional and presentation currency

The consolidated financial statements are presented in Brazilian Real (R$), which is also the functional currency of the Company, its associated company and subsidiary.

Foreign currency transactions are recognized at the exchange rate on the date of the transaction. Monetary items in foreign currency are translated into Brazilian reais at the foreign exchange rate prevailing on the balance sheet date, informed by the Central Bank of Brazil. Foreign exchange gains and losses linked to these items are recorded in the statement of income.

c.	Segment information

Operating segments are components of the entity that carry out business activities from which revenues can be obtained and expenses incurred. Its operating results are regularly reviewed by the entity's main operations manager, who makes decisions on resource allocation and evaluates segment performance. For the segment to exist, individualized financial information is required.

The main operational decision maker in the Company, responsible for the allocation of resources and periodically evaluating performance, is the Executive Board, which, along with the Board of Directors, are responsible for making the strategic decisions of the company and its management.

The Group's strategy is focused on optimizing results, and all the operating activities of the Group are concentrated in TIM and its subsidiary Cozani. Although there are diverse activities, decision makers understand that the company represents only one business segment and do not contemplate specific strategies focused only on one service line. All decisions regarding strategic, financial planning, purchases, investments and investment of resources are made on a consolidated basis. The aim is to maximize the consolidated result obtained by operating the SMP, STFC and SCM licenses.

d.	Consolidation procedures

Subsidiaries are all the entities in which the Group retains control. The Group controls an entity when it is exposed to, or has a right over the variable returns arising from its involvement with the entity and has the ability to interfere in those returns due to its power over the entity. The subsidiaries are fully consolidated as of the date control is transferred to the Group. Consolidation is interrupted beginning as of the date in which the Group no longer holds control.

If the Group loses control exercised over a subsidiary, the corresponding assets (including any goodwill) and liabilities of the subsidiary are written-off at their book values on the date the control is lost, and the write-off of the book value of any non-controlling interests on the date when control is lost (including any components of other comprehensive income attributed to them) also occurs. Any resulting difference as a gain or loss is recorded in income (loss). Any retained investment is recognized at its fair value on the date control is lost.

Intercompany transactions, as well as the balances and unrealized gains and losses in those transactions, are eliminated. The base date of the financial information used for consolidation purposes is the same for all the companies in the Group.

As of December 31, 2020, the Company only had one subsidiary named I-Systems (formerly FiberCo). The consolidated financial statements as of December 31, 2021 is not being presented since I-Systems had been sold before December 31, 2021, as described in Note 1. The Company had 51% of its equity interest on the investee sold to IHS, and TIM S.A. now holds a non-controlling minority interest of 49%. At that moment, TIM S.A. started having I-Systems as an affiliated company and to record the income (loss) of this company under the equity method, no longer consolidating it. That said, the balances of December 31, 2021 are not comparable to the same of December 31, 2020.

The Company’s consolidation base on December 31, 2022, includes the wholly owned subsidiary Cozani, as of April 30, 2022, headquartered in Rio de Janeiro, Brazil and which is mainly engaged in the provision of telecommunications services. The company holds 100% interest, due to the acquisition of this company, as described in Note 1.

e.	Business combination and goodwill

Business combinations are accounted for under the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred, which is measured at acquisition date fair value, and the amount of any non-controlling interests in the acquiree. For each business combination, the Group elects whether to measure the non-controlling interests in the acquiree at the fair value or at the proportionate share of the acquiree’s identifiable net assets. Acquisition-related costs are expensed as incurred.

The purchase accounting method is used to record the acquisition of subsidiaries by the Group. The acquisition cost is measured as the fair value of the assets acquired, equity instruments (i.e.: shares) and liabilities incurred or assumed by the acquirer on the date of the change of control. Identifiable assets acquired, contingencies and liabilities assumed in a business combination are initially measured at fair value on the date of acquisition, regardless of the proportion of any non-controlling interests. The portion exceeding the consideration transferred of the Company's interest in the acquired identifiable net assets, is recorded as goodwill. Should the consideration transferred be less than the fair value of the net assets of the acquired subsidiary, the difference is recognized directly in the statement of income as a revenue once concepts and calculations applied are reviewed.

When the Group acquires a business, it assesses the financial assets and liabilities assumed for appropriate classification and designation in accordance with contractual terms, economic circumstances and pertinent conditions on the acquisition date. This includes separation of embedded derivatives in host contracts by the acquiree.

Any contingent consideration to be transferred by the acquirer will be recognized at fair value on the acquisition date. Subsequent changes to the fair value of the contingent consideration which is deemed to be an asset or liability that is a financial instrument is recognized in the statement of income in accordance with IFRS 9 Financial Instruments.

Goodwill is initially measured at cost (being the excess of the consideration transferred in relation to net assets acquired (identifiable assets acquired and liabilities assumed). If the fair value of net assets acquired is in excess of the aggregate consideration transferred, the Group re-assesses whether it has correctly identified all of the assets acquired and all of the liabilities assumed and reviews the procedures used to measure the amounts to be recognized at the acquisition date. If the reassessment still results in an excess of the fair value of net assets acquired over the aggregate consideration transferred, then the gain in a bargain purchase is recognized in the statement of income on the acquisition date.

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each cash-generating units of the Group that are expected to benefit from the synergies of combination, regardless of whether other assets or liabilities of the acquiree are assigned to those units.

Where goodwill has been allocated to a cash generating unit and part of the operation within that unit is disposed of, the goodwill associated with the disposed operation is included in the carrying amount of the operation when determining the gain or loss on disposal. Goodwill disposed under these circumstances is measured based on the relative values of the disposed operation and the portion of the cash generating unit retained.

The Group measures the lease liabilities assumed at the present value of the remaining payments as if the lease agreement acquired were a new lease agreement on the acquisition date. Right-of-use assets were measured at an amount equivalent to the lease liabilities and adjusted to reflect the favorable or unfavorable terms of these leases compared to market terms. Considering that the off-market nature of said lease is reflected in the right-of-use asset, the Group does not recognize separately an intangible asset or liability relating to favorable or unfavorable terms in relation to market value.

f.	Approval of consolidated financial statements

These consolidated financial statements were approved by the board for filling on April 28, 2023.

g.	New standards, amendments and interpretations of standards

The following new standards/amendments were issued by the International Accounting Standards Board (IASB), are effective for the year ended December 31, 2022.

IFRS 1 First-time Adoption of International Financial Reporting Standards - Subsidiary as first-time adopter

The amendment allows a subsidiary that chooses to apply paragraph D16(a) of IFRS 1- First-time Adoption of International Accounting Standards to measure cumulative translation differences using the amounts reported in the consolidated financial statements of the parent company, based on the parent company’s transition date to IFRS, if no adjustments have been made for consolidation procedures and for the effects of the business combination in which the parent company acquired the subsidiary. This amendment also applies to an associate or joint venture that elects to apply paragraph D16(a) of IFRS 1.

These changes had no impact on the Group’s consolidated financial statements as it is not a first-time adopter.

IFRS 9 Financial Instruments - Rates in the ’10 percent’ test for writing-off financial liabilities

The amendment clarifies the rates that an entity includes when assessing whether the terms of a new or modified financial liability are materially different from the terms of the original financial liability. These rates include only rates paid or received between the borrower and the lender, including rates paid or received by the borrower or the lender on behalf of the other.

In accordance with the interim provisions, the Group applies the amendment to financial liabilities that are modified or exchanged on or after the beginning of the annual reporting period in which the entity first applies the amendment (the date of first-time adoption). These changes had no impact on the Group’s consolidated financial statements, as there were no changes to the Group’s financial instruments during the period.

The following new standards were issued by the International Accounting Standards Board (IASB), but are not in effect for the period ended on December 31, 2022.

•	Amendments to IAS 1: Classification of Liabilities as Current or Non-current (equivalent to revision 20 of the Accounting Pronouncements Committee)

In January 2020, the IASB issued amendments to paragraphs 69 to 76 of IAS 1, aiming to specify the requirements for classifying the liabilities as current or non-current. The amendments clarify the following:

•	What a right to postpone settlement means;

•	That the right to postpone settlement must exist on the base date of the report;

•	That this classification is not affected by the likelihood that an entity will exercise its right to postpone settlement

•	That the terms of a liability would not affect its classification only if a derivative embedded in a convertible liability was an equity instrument

Amendments are valid for periods started on January 1, 2023 and must be applied on a retrospective basis. The Group currently assesses the impact that the changes will have on current practice and whether existing loan agreements may require renegotiation.

•	Amendments to IAS 8: Definition of Accounting Estimates

(equivalent to revision 20 of the Accounting Pronouncements Committee)

In February 2021, IASB issued amendments to IAS 8, in which the definition of ‘accounting estimates’ is introduced. The amendments clarify the difference between changes in accounting estimates and changes in accounting policies and errors. Additionally, they clarify how entities use measurement and input techniques to develop accounting estimates.

The amendments will become effective for periods beginning on or after January 1, 2023 and will be applied to changes in accounting policies and estimates that occur on or after the beginning of that period. If disclosed, early adoption is allowed.

Amendments are not expected to have a significant impact on the Group’s financial statements.

•	Amendments to IAS 1 and IFRS Practice Statement 2: Disclosure of Accounting Policies (equivalent to revision 20 of the Accounting Pronouncements Committee)

In February 2021, IASB issued amendments to IAS 1) and IFRS Practice Statement 2 Making Materiality Judgments, in which guides and examples are provided to help entities to apply materiality judgment to the disclosure of accounting policies. The aim of amendments is to assist entities in the disclosure of accounting policies that are most useful by replacing the requirement for disclosure of significant accounting policies to material accounting policies and adding guides about how entities should apply the concept of materiality to make decisions about the disclosure of accounting policies.

The amendments to IAS 1 are applicable for periods started as of or after January 1, 2023, with early adoption allowed. Since the amendments to Practice Statement 2 provide non-mandatory guides about the application of material definition to the accounting policy information, an adoption date is not required for this amendment.

The Group is currently revisiting the accounting policy disclosures to confirm that they are consistent with the required changes.

•	Amendments to IAS 12: Deferred Tax Related to Assets and Liabilities Arising from a Single Transaction (equivalent to the Committee’s revision 20 of accounting pronouncements)

In May 2021, the Board released amendments to IAS 12, which narrow the scope of the initial recognition exception under IAS 12 so that it no longer applies to transactions that give rise to equal taxable and deductible temporary differences.

The amendments shall apply to transactions occurring in annual periods beginning on or after the earliest comparative period presented. Furthermore, at the beginning of the earliest comparative period presented, a deferred tax asset (provided there is sufficient taxable profit available) and a deferred tax liability must also be recognized for all deductible and taxable temporary differences associated with leases and decommissioning obligations.

The Group is currently assessing the impact of these changes.

COVID-19 impacts

Since March 2020 a pandemic was declared by the World Health Organization due to the outbreak of the new Coronavirus (COVID-19). The main impacts and first cases were recorded in Brazil and in the world also in the first quarter of 2020.

The Company has a robust infrastructure and is part of an extremely important segment in this period of crisis, essential for the population, government and health system since 2020.  After an internal analysis, there was no indication of impairment of assets or risks associated with the fulfillment of obligations, since the Company is not highly leveraged and still has credit lines available to be used in the event of a significant reduction in cash volume.

In September 2021, the country showed a significant evolution in vaccination levels, with a reduction in the transmission rate and number of cases. Thus, there was a slight improvement in economic activities. In June, the stores returned with activities with a positive impact on device sales.

Currently, we have not identified material impacts on the Company’s consolidated financial statements.